                     UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                                Form 13F
                  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
        September 30, 2000

Check here if Amendment [  ];
  Amendment Number:  _______
  This Amendment (Check only one):
        [   ] is a restatement.
        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
        Name:     INVESTMENT COMPANY CAPITAL CORP
        Address:  1 SOUTH STREET
                BALTIMORE, MARYLAND  21202

        Form 13F File Number:  28-05047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
        Name:    DAMIAN REITEMEYER
        Title:   PRINCIPAL
        Phone:   212-250-4599

Signature, Place, and Date of Signing:
        DAMIAN REITEMEYER,
        NEW YORK, NEW YORK,
        NOVEMBER 14, 2000

Report type (Check only one):
  [  ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
  [ X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         Form 13F File Number  28-04987
         Name          Taunus Corporation